RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (PBO, ABO, and Fair Value of Plan Assets) (Details) - Pension Plan [Member] - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Domestic Plan [Member]
Projected benefit obligation and fair value of plan assets [Abstract]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	$ 650	$ 675
Fair value of plan assets in excess of projected benefit obligation - aggregate benefit obligation	0	0
Total projected benefit obligation - aggregate benefit obligation	650	675
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	609	629
Fair value of plan assets in excess of accumulated benefit obligation - aggregate benefit obligation	0	0
Total accumulated benefit obligation - aggregate benefit obligation	609	629
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	575	515
Fair value of plan assets in excess of benefit obligation - aggregate fair value of plan assets	0	0
Total projected benefit obligation - aggregate fair value of plan assets	575	515
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	575	515
Fair value of plan assets in excess of accumulated benefit obligation - aggregate fair value of plan assets	0	0
Total accumulated benefit obligation - aggregate fair value of plan assets	575	515
Foreign Plan [Member]
Projected benefit obligation and fair value of plan assets [Abstract]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	363	378
Fair value of plan assets in excess of projected benefit obligation - aggregate benefit obligation	886	960
Total projected benefit obligation - aggregate benefit obligation	1,249	1,338
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	351	364
Fair value of plan assets in excess of accumulated benefit obligation - aggregate benefit obligation	879	952
Total accumulated benefit obligation - aggregate benefit obligation	1,230	1,316
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	249	269
Fair value of plan assets in excess of benefit obligation - aggregate fair value of plan assets	1,143	1,171
Total projected benefit obligation - aggregate fair value of plan assets	1,392	1,440
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	249	269
Fair value of plan assets in excess of accumulated benefit obligation - aggregate fair value of plan assets	1,143	1,171
Total accumulated benefit obligation - aggregate fair value of plan assets	$ 1,392	$ 1,440